Equity and Earnings per Common Share, Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Apr. 28, 2020	Mar. 31, 2020	Mar. 31, 2019
Numerator [Abstract]
Net loss		$ (48,836)	$ (22,384)
Net loss allocated to noncontrolling interests in Operating Partnership		910	369
Dividends on preferred stock		2,459	1,841
Net loss applicable to common stockholders		$ (50,385)	$ (23,856)
Denominator [Abstract]
Weighted average common shares outstanding (in shares)		16,611,440	16,646,114
Weighted average diluted shares outstanding (in shares)		16,624,229	16,654,370
Basic and Diluted EPS [Abstract]
Basic (in dollars per share)		$ (3.03)	$ (1.43)
Diluted (in dollars per share)		$ (3.03)	$ (1.43)
Anti-dilutive securities (in shares)		0	0
Earnings Per Share, Other Disclosures [Abstract]
Common dividends declared (in dollars per share)		$ 0.40	$ 0.49
Subsequent Event [Member]
Earnings Per Share, Other Disclosures [Abstract]
Issuance of common stock (in shares)	527,010
Common dividends declared (in dollars per share)	$ 0.40